Payables and Other Non-current Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Payables and Other Non-current Liabilities	Payables and other non-current liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Payables	1,733	1,452
Trade payables	236	101
Payables for spectrum acquisition	1,361	1,195
Other payables	136	156
Other non-current liabilities	1,356	1,109
Contractual liabilities (Note 23)	829	762
Deferred revenue	217	193
Current tax payables	310	154
Total	3,089	2,561
Payables and other non-current liabilities of Telefónica United Kingdom were registered in "Liabilities associated with non-current assets and disposal groups held for sale" of the statement of financial position at December 31, 2020 (see Notes 2 and 30).
The outstanding liabilities at December 31, 2021 from the acquisition of spectrum licenses by Telefónica Brazil in November 2021 (see Note 6) amounted to 4,451 million Brazilian real (704 million euros at closing exchange rate of 2021) including 1,704 million Brazilian reais (270 million euros at closing exchange rate of 2021) were classified as non-current.
In June 2019 Telefónica Germany acquired a total of 90 MHz spectrum at a total cost of 1,425 million euros. The Company, like the other auction participants, reached an agreement whereby the auction proceeds will be paid in interest-free, annual installments until 2030, instead of an upfront one-time payment (see Appendix VI). In 2021 the payments amounted to 108 million euros and 87 million euros in 2020 (see Note 28). The current value of the debt at December 31, 2021 amounted to 1,097 million euros (1,196 million euros at December 31, 2020), 990 million euros have a maturity of more than twelve months (1,089 million euros at December 31, 2020).
In addition, "Payables for spectrum acquisition" includes the deferred portion of the payment for acquiring the spectrum use license in Spain in 2021, amounting to 79 million euros (85 million euros at December 31, 2020).

Payments for financed licenses for the years 2021 and 2020 amounted to 165 and 147 million euros, respectively (see Note 28).

“Deferred revenues” include grants amounting to 55 million euros at December 31, 2021 (64 million euros at December 31, 2020).